EATON VANCE MUTUAL FUNDS TRUST
                                 24 Federal Street
                                 Boston, MA  02110
                                  (617) 482-8260

                                  CERTIFICATION




         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses dated November 1, 1997, do not differ materially from those contained in Post-Effective Amendment No. 38 ("Amendment No. 38") to the Registrant's Registration Statement of Form N-1A, and (b) that Amendment No. 38 was filed electronically with the Commission (Accession No. 0000950156-97-000918) on October 30, 1997.












                                                 Eaton Vance Mutual Funds Trust





                                                  By:/s/ Eric G. Woodbury
                                                  Eric G. Woodbury, Esq.
                                                  Assistant Secretary

Dated: November 3, 1997